Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Assets [Abstract]
Due from Government institutions	$ 424	$ 501
Prepaid expenses	454	427
Advances to suppliers	290	340
Deposits for operating leases	69	151
Other	676	791
Other current assets	$ 1,913	$ 2,210